Material Related Party Transactions - Summary of Balances With Related Parties (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts due from related parties	¥ 13,117	¥ 26,923
Less: loss allowance	(2,707)	(2,547)
Prepayments to and amounts due from related parties	26,618	26,923
Amounts due to related parties	9,450	77,827
Alliance Affiliates [Member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	3,944	3,252
Amounts due to related parties		425
Yutong Affiliates [Member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	11,880	26,218
Amounts due to related parties	2,185	35,009
Yuji Affiliates [Member]
Disclosure of transactions between related parties [line items]
Prepayments to and amounts due from related parties	13,501
Amounts due to related parties	¥ 7,265	¥ 42,393